Pay vs Performance Disclosure		12 Months Ended
		Sep. 28, 2025 USD ($)	Sep. 29, 2024 USD ($)	Oct. 01, 2023 USD ($)	Oct. 02, 2022 USD ($)	Oct. 03, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

													Value of Initial Fixed $100 Investment Based On(5):
Fiscal Year(1)	Summary Compen- sation Table Total for Kevin Johnson	Compen- sation Actually Paid to Kevin Johnson(2)(3)	Summary Compen- sation Table Total for Howard Schultz	Compen- sation Actually Paid to Howard Schultz(2)(3)	Summary Compen- sation Table Total for Laxman Narasimhan	Compen- sation Actually Paid to Laxman Narasimhan (2) (3)	Summary Compen- sation Table Total for Rachel Ruggeri	Compen- sation Actually Paid to Rachel Ruggeri(2)(3)	Summary Compen- sation Table Total for Brian Niccol	Compen- sation Actually Paid to Brian Niccol(2)(3)	Average Summary Compen- sation Table Total for non-PEO NEOs	Average Compen- sation Actually Paid to non-PEO NEOs(2)(4)	Total Share- holder Return (3-Year)	Peer Group Total Share- holder Return (3-Year)	Net Income	Adjusted EPS(6)
2025	$0	$0	$0	$0	$0	$0	$0	$—	$30,992,773	$3,634,603	$8,903,519	$5,848,687	$110.47	$165.21	$1,856.4	$2.150
2024(7)	$0	$0	$0	$0	$21,530,692	$5,709,978	$6,627,008	$3,900,195	$95,801,676	$96,434,632	$5,660,591	$3,904,722	$125.74	$137.32	$3,760.9	$3.350
2023	$0	$0	$757,597	$757,597	$14,604,531	$20,654,309	0	0	$0	$0	$5,232,406	$6,511,524	$114.96	$107.23	$4,124.5	$3.618
2022(8)	$16,718,154	($2,892,677)	$374,558	$374,558	$0	$0	0	0	$0	$0	$7,460,707	$1,988,554	$103.93	$94.25	$3,281.6	$3.010
2021	$20,425,162	$61,589,251	0	0	0	0	0	0	0	0	$5,901,721	$7,075,705	$136.25	$119.15	$4,199.3	$3.002

(1)   The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024, 2023, 2022, and 2021.

Year	PEO	Non-PEO NEOs
2025	Brian Niccol	Cathy Smith, Brady Brewer, Mike Grams, Sara Kelly, Rachel Ruggeri, and Val Bauduin
2024	Brian Niccol, Laxman Narasimhan, and Rachel Ruggeri	Michael Conway, Brady Brewer, and Bradley E. Lerman
2023	Laxman Narasimhan and Howard Schultz	Rachel Ruggeri, Michael Conway, Bradley E. Lerman, and Sara Kelly
2022	Howard Schultz and Kevin Johnson	Laxman Narasimhan, Rachel Ruggeri, John Culver, Michael Conway, and Rachel Gonzalez
2021	Kevin Johnson	Rachel Ruggeri, John Culver, Michael Conway, Rachel Gonzalez, Patrick Grismer, and Rosalind Brewer

(2)  The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).

(3)  The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

Brian Niccol
Fiscal Year	2025
Summary Compensation Table Total	$30,992,773
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($19,881,585)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$20,345,999
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($26,559,887)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,262,696)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$3,634,603

(4)  The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

Non-PEO NEOs
Fiscal Year	2025
Summary Compensation Table Total	$8,903,519
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($7,213,322)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,680,814
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,100,018)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$19,632
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($441,938)
Compensation Actually Paid	$5,848,687

(5)  In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group cumulative TSR (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on September 25, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using S&P 500 Consumer Discretionary, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report on Form 10-K for the fiscal year ended September 28, 2025.

(6)  We have determined that adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2025, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). Adjusted EPS is a non-GAAP measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2025	Brian Niccol	Cathy Smith, Brady Brewer, Mike Grams, Sara Kelly, Rachel Ruggeri, and Val Bauduin
2024	Brian Niccol, Laxman Narasimhan, and Rachel Ruggeri	Michael Conway, Brady Brewer, and Bradley E. Lerman
2023	Laxman Narasimhan and Howard Schultz	Rachel Ruggeri, Michael Conway, Bradley E. Lerman, and Sara Kelly
2022	Howard Schultz and Kevin Johnson	Laxman Narasimhan, Rachel Ruggeri, John Culver, Michael Conway, and Rachel Gonzalez
2021	Kevin Johnson	Rachel Ruggeri, John Culver, Michael Conway, Rachel Gonzalez, Patrick Grismer, and Rosalind Brewer

Peer Group Issuers, Footnote

(5)  In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group cumulative TSR (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on September 25, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using S&P 500 Consumer Discretionary, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report on Form 10-K for the fiscal year ended September 28, 2025.

Adjustment To PEO Compensation, Footnote

(3)  The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

Brian Niccol
Fiscal Year	2025
Summary Compensation Table Total	$30,992,773
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($19,881,585)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$20,345,999
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($26,559,887)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,262,696)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$3,634,603

Non-PEO NEO Average Total Compensation Amount		$ 8,903,519	$ 5,660,591	$ 5,232,406	$ 7,460,707	$ 5,901,721
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,848,687	3,904,722	6,511,524	1,988,554	7,075,705
Adjustment to Non-PEO NEO Compensation Footnote

(4)  The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

Non-PEO NEOs
Fiscal Year	2025
Summary Compensation Table Total	$8,903,519
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($7,213,322)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,680,814
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,100,018)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$19,632
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($441,938)
Compensation Actually Paid	$5,848,687

Compensation Actually Paid vs. Total Shareholder Return		COMPENSATION ACTUALLY PAID, TSR, AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income		COMPENSATION ACTUALLY PAID AND NET INCOME
Compensation Actually Paid vs. Company Selected Measure		COMPENSATION ACTUALLY PAID AND ADJUSTED EPS
Total Shareholder Return Vs Peer Group		COMPENSATION ACTUALLY PAID, TSR, AND PEER GROUP TSR
Tabular List, Table

TABULAR DISCLOSURE OF MOST IMPORTANT PERFORMANCE MEASURES

In accordance with the Pay Versus Performance Rules, the following table lists the measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal year 2025, to Company performance, as further described in our CD&A within the sections titled “Fiscal Year 2025 Executive Compensation Overview” (see page 44), “Financial Performance Goals (75%)” (see page 47), and “Fiscal Year 2025 Annual PRSUs” (see page 51).

Most Important Performance Measures
Adjusted EPS(1) (Company selected measure)
Adjusted Net Revenue(2)
Adjusted Operating Income(3)
Comparable Store Sales(4)
Relative TSR

(1)   Adjusted EPS is a non-GAAP measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

(2)  Adjusted net revenue is a non-GAAP measure. Appendix A includes a reconciliation of adjusted net revenue to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

(3)  Adjusted operating income is a non-GAAP measure. Appendix A includes a reconciliation of adjusted operating income to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

(4)  Comparable store sales is a key performance indicator. Includes only Starbucks company-operated stores open 13 months or longer. Comparable store sales exclude the effects of fluctuations in foreign currency exchange rates and Siren Retail stores. Stores that are temporarily closed or operating at reduced hours remain in comparable store sales while permanent store closures are removed in the month following closure.

Total Shareholder Return Amount		$ 110.47	125.74	114.96	103.93	136.25
Peer Group Total Shareholder Return Amount		165.21	137.32	107.23	94.25	119.15
Net Income (Loss)		$ 1,856.4	$ 3,760.9	$ 4,124.5	$ 3,281.6	$ 4,199.3
Company Selected Measure Amount		2.15	3.35	3.618	3.01	3.002
Measure:: 1
Pay vs Performance Disclosure
Name	[1]	Adjusted EPS
Non-GAAP Measure Description

(6)  We have determined that adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2025, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). Adjusted EPS is a non-GAAP measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.

Measure:: 2
Pay vs Performance Disclosure
Name	[2]	Adjusted Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	[3]	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	[4]	Comparable Store Sales
Measure:: 5
Pay vs Performance Disclosure
Name		Relative TSR
Kevin Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	$ 16,718,154	$ 20,425,162
PEO Actually Paid Compensation Amount		$ 0	0	0	(2,892,677)	61,589,251
PEO Name		Kevin Johnson
Howard Schultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	0	757,597	374,558	0
PEO Actually Paid Compensation Amount		$ 0	0	757,597	374,558	0
PEO Name		Howard Schultz
Laxman Narasimhan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	21,530,692	14,604,531	0	0
PEO Actually Paid Compensation Amount		$ 0	5,709,978	20,654,309	0	0
PEO Name		Laxman Narasimhan
Rachel Ruggeri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	6,627,008	0	0	0
PEO Actually Paid Compensation Amount			3,900,195	0	0	0
Brian Niccol [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		30,992,773	95,801,676	0	0	0
PEO Actually Paid Compensation Amount		$ 3,634,603	$ 96,434,632	$ 0	$ 0	$ 0
PEO Name		Brian Niccol
PEO | Brian Niccol [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (19,881,585)
PEO | Brian Niccol [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,345,999
PEO | Brian Niccol [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,559,887)
PEO | Brian Niccol [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brian Niccol [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,262,696)
PEO | Brian Niccol [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,213,322)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,680,814
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,100,018)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,632
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (441,938)

[1]	Adjusted EPS is a non-GAAP measure. Appendix A includes a reconciliation of adjusted EPS to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.
[2]	Adjusted net revenue is a non-GAAP measure. Appendix A includes a reconciliation of adjusted net revenue to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.
[3]	Adjusted operating income is a non-GAAP measure. Appendix A includes a reconciliation of adjusted operating income to the most directly comparable measure reported under GAAP as well as information regarding how these measures are calculated.
[4]	Comparable store sales is a key performance indicator. Includes only Starbucks company-operated stores open 13 months or longer. Comparable store sales exclude the effects of fluctuations in foreign currency exchange rates and Siren Retail stores. Stores that are temporarily closed or operating at reduced hours remain in comparable store sales while permanent store closures are removed in the month following closure.